Annual Fund Operating Expenses	Jun. 09, 2026
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.32%
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.52%

[1]	The Fund’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate Rayliant Investment Research, doing business as Rayliant Asset Management, the Fund’s investment adviser (the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses. Management Fees have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Fund’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate Rayliant Investment Research, doing business as Rayliant Asset Management, the Fund’s investment adviser (the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses. Management Fees have been restated to reflect current fees.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.